NOTE 4 - INVENTORY (Details) - Schedule of Inventory - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Inventory [Abstract]
Finished goods	$ 504,695	$ 246,077
Obsolescence Allowance	(20,000)	0
Total Inventory	$ 484,695	$ 246,077